CONVERTIBLE NOTES PAYABLE (Details 1)	6 Months Ended
Dec. 31, 2022 USD ($)
Reacquisition Price
Modified convertible debt instrument	$ 5,950,000
Fair value of warrants	1,918,393
Cash payment	100,000
Carrying Value of Original Instrument
Original convertible debt instrument	6,050,000
Debt discount - warrant	(707,585)
Original issue discount	(341,692)
Debt discount - BCF	(602,696)
Carrying value of original debt	4,398,027
Loss on an extinguishment	$ 3,570,366